Principal Subsidiaries and Non-Controlling Interests in Subsidiaries (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Subsidiaries
The following table presents certain operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2019	2018
Canadian

1832 Asset Management L.P.	Toronto, Ontario	$1,691	$1,524
BNS Investments Inc.	Toronto, Ontario	14,292	13,870
Montreal Trust Company of Canada	Montreal, Quebec
National Trust Company	Stratford, Ontario	449	415
Roynat Inc.	Calgary, Alberta	439	432
Scotia Capital Inc.	Toronto, Ontario	1,634	1,391
Scotia Dealer Advantage Inc.	Burnaby, British Columbia	642	592
Scotia Life Insurance Company	Toronto, Ontario	20	219
Scotia Mortgage Corporation	Toronto, Ontario	675	588
Scotia Securities Inc.	Toronto, Ontario	47	40
Tangerine Bank	Toronto, Ontario	3,629	3,525
Jarislowsky, Fraser Limited	Montreal, Quebec	952	947
MD Financial Management Inc.	Ottawa, Ontario	2,639	2,612

International

Scotiabank Colpatria S.A. ( 51% )	Bogota, Colombia	1,251	1,221
The Bank of Nova Scotia Berhad	Kuala Lumpur, Malaysia	326	318
BNS International (Bahamas) Limited (formerly The Bank of Nova Scotia International Limited) (2)	Nassau, Bahamas	19,824	19,312
BNS Asia Limited	Singapore
The Bank of Nova Scotia Trust Company (Bahamas) Limited	Nassau, Bahamas
Grupo BNS de Costa Rica, S.A.	San Jose, Costa Rica
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank (British Virgin Islands) Limited	Road Town, Tortola, B.V.I.
Scotiabank (Hong Kong) Limited	Hong Kong, China
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland
Scotiabank (Turks and Caicos) Ltd.	Providenciales, Turks and Caicos Islands
BNS International (Panama) S.A.	Panama City, Panama
Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.4%)	Mexico City, Mexico	4,512	3,901
Nova Scotia Inversiones Limitada	Santiago, Chile	5,096	5,100
Scotiabank Chile S.A. (75.5%)	Santiago, Chile
Scotia Holdings (US) Inc. (3)	New York, New York
Scotia Capital (USA) Inc. (3)(4)	New York, New York
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	382	386
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,842	1,847
Scotia Group Jamaica Limited (71.8%)	Kingston, Jamaica
The Bank of Nova Scotia Jamaica Limited	Kingston, Jamaica
Scotia Investments Jamaica Limited	Kingston, Jamaica
Scotiabank (Belize) Ltd.	Belize City, Belize
Scotiabank Trinidad and Tobago Limited (50.9%)	Port of Spain, Trinidad and Tobago
Scotiabank (Panama) S.A.	Panama City, Panama
Scotiabank Uruguay S.A.	Montevideo, Uruguay	489	490
Scotiabank de Puerto Rico	San Juan, Puerto Rico	1,017	1,555
Scotiabank El Salvador, S.A. (99.6%)	San Salvador, El Salvador	325	686
Scotiabank Europe plc	London, United Kingdom	2,418	2,432
Scotiabank Peru S.A.A. (98.05%)	Lima, Peru	5,676	4,877
Banco Dominicano del Progreso, S.A. – Banco Multiple (98.29%)	Santo Domingo, Dominican Republic	402	–

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)	Effective April 5, 2019, the name was changed to BNS International (Bahamas) Limited.
(3)	The carrying value of this subsidiary is included with that of its parent, BNS Investments Inc.
(4)	The carrying value of this subsidiary is included with that of its parent, Scotia Holdings (US) Inc.

Summary of Non-controlling Interests
The Bank’s significant non-controlling interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
			2019		2018
	Non-controlling interest %		Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A. (1)	24.5%		$1,017	$38	$917	$115
Scotiabank Colpatria S.A . (2)	49.0%		564	12	519	–
Scotia Group Jamaica Limited	28.2%		323	40	340	17
Scotiabank Trinidad and Tobago Limited	49.1%		380	52	365	49
Other	0.1% 49.0%	– (3)	386	8	311	18
Total			$2,670	$150	$2,452	$199

(1)
Non-controlling interest holders for Scotiabank Chile S.A. have a right to sell their holding to the Bank at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(2)
Non-controlling interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of 7th anniversary (January 17, 2019) and at subsequent pre-agreed intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(3)	Range of non-controlling interest % for other subsidiaries.

Summary of financial information of Bank's subsidiaries with significant non-controlling interests
Summarized financial information of the Bank’s subsidiaries with significant non-controlling interests are as follows:

	As at and for the year ended October 31, 2019				As at and for the year ended October 31, 2018
($ millions)	Revenue	Total comprehensive income	Total assets	Total liabilities	Revenue	Total comprehensive income	Total assets	Total liabilities
Total	$4,700	$313	$86,435	$78,851	$3,615	$173	$80,352	$73,449